Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Figures in millions	Goodwill	Software and licences	Royalty tax rate concession and other	Total
US Dollars
Cost
Balance at 1 January 2016	380	118	60	558
Additions	—	5	—	5
Transfers and other movements(1)	—	(4)	—	(4)
Translation	(1)	6	—	5
Balance at 31 December 2016	379	125	60	564
Accumulated amortisation and impairments
Balance at 1 January 2016	254	93	50	397
Amortisation for the year		16	4	20
Transfers and other movements(1)	—	(3)	—	(3)
Translation	(1)	6	—	5
Balance at 31 December 2016	253	112	54	419
Net book value at 31 December 2016	126	13	6	145
Cost
Balance at 1 January 2017	379	125	60	564
Additions	—	1	—	1
Transfer to non-current assets and liabilities held for sale	—	(17)	—	(17)
Transfers and other movements(1)	(263)	(1)	—	(264)
Translation	11	4	—	15
Balance at 31 December 2017	127	112	60	299
Accumulated amortisation and impairments
Balance at 1 January 2017	253	112	54	419
Amortisation for the year		3	3	6
Impairment	9	—	—	9
Transfer to non-current assets and liabilities held for sale	—	(15)	—	(15)
Transfers and other movements(1)	(263)	(1)	—	(264)
Translation	1	5	—	6
Balance at 31 December 2017	—	104	57	161
Net book value at 31 December 2017	127	8	3	138
Cost
Balance at 1 January 2018	127	112	60	299
Additions	—	1	—	1
Disposals	—	(2)	(1)	(3)
Transfer to non-current assets and liabilities held for sale	—	—	—	—
Transfers and other movements(1)	—	4	—	4
Translation	(11)	(7)	—	(18)
Balance at 31 December 2018	116	108	59	283
Accumulated amortisation and impairments
Balance at 1 January 2018	—	104	57	161
Amortisation for the year		3	2	5
Disposals	—	(2)	(1)	(3)
Transfers and other movements(1)	—	4	—	4
Translation	—	(7)	—	(7)
Balance at 31 December 2018	—	102	58	160
Net book value at 31 December 2018	116	6	1	123

(1)	Transfers and other movements include amounts from asset reclassifications and amounts written off.
Impairment calculation assumptions for goodwill
Based on an analysis carried out by the group in 2018, the carrying value and value in use of cash generating units (CGUs) with goodwill that were most sensitive is:

	2018
	US Dollars
Figures in millions	Carrying Value	Value in use
Serra Grande	104	259

As at 31 December 2018, the recoverable amount of Serra Grande exceeded its carrying amount by $155m. The Serra Grande CGU had $8m goodwill at that date.

It is estimated that a decrease of the long-term real gold price of $1,239/oz by 15%, would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Therefore it is possible that outcomes within the next financial year that are different from the assumptions used in the impairment testing process for goodwill could require a material adjustment to the carrying amounts in future periods.

Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2018	2017	2016
- Sunrise Dam	108	119	110
- First Uranium (Pty) Limited			8
- Serra Grande	8	8	8
	116	127	126
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant are as follows:
- Sunrise Dam(1)	8.3%	8.3%	8.8%

Goodwill has been allocated to its respective CGU's where it is tested for impairment as part of the CGU . The group reviews and tests the carrying value of goodwill on an annual basis for impairment. The discount rates for 2018 were determined on a basis consistent with the 2017 discount rates.

(1)	The value in use of the CGU is $750m in 2018 (2017: $402m; 2016: $487m).